Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 9 — Subsequent Events

As of the date of this report, the Company entered into three additional non-interest bearing unsecured promissory notes with one director of the Company in a principal amount total of $210,000. The notes shall be repaid on the earlier of consummation of a Business Combination or liquidation of the Company.

On February 22, 2013, a binding letter of intent (“LOI”) was entered into by and between us and BHN, Srl. (“BHN”) setting forth terms for an acquisition by us of a newly formed entity that is not affiliated with BHN (“Target”), which will, directly or indirectly, own a portfolio of real estate properties in southern Europe (see note 1).

A special meeting of shareholders was held on Wednesday, March 27, 2013 to effect Prime to continue our existence for an additional six months until September 30, 2013 (see note 1).

On February 25, 2013, the Company, BHN and certain funds affiliated with AQR Capital Management, LLC (collectively, the “AQR Funds”) entered into agreements, pursuant to which the Company has granted the AQR Funds the right to put an aggregate of 535,000 ordinary shares to the combined company at a price of $10.55 per share for a period of four months following completion of the Acquisition. Pursuant to the agreements and in exchange for receiving the put right, the AQR Funds agreed not to tender any shares held by them in the Extension Tender Offer or in any future issuer tender offer that the Company may conduct in connection with a business combination. In connection with the put arrangement, the Company paid the AQR Funds a fee of $0.10 per share (an aggregate of $53,500) and will pay an additional fee of $0.20 per share (an aggregate of $107,000) on the three month anniversary of the execution of the put agreements. Chardan Capital Markets, LLC will also receive a fee of $0.20 per share (an aggregate of $107,000) upon closing of the Acquisition. The parties also agreed to place $10.02 per share (an aggregate of $5,360,700) into escrow following completion of the Acquisition until the put rights are exercised or expire.

Following approval of the Extension, the Extension Tender Offer expired at 5:00 p.m., United States Eastern Time on the evening of Thursday, March 28, 2013. Pursuant to the terms of the Extension Tender Offer, 3,008,955 of our ordinary shares were tendered and accepted for redemption by the Company for an aggregate purchase price of $30,149,729.10, leaving approximately $6,456,366 in the Company’s Trust Account to cover expenses such as deferred underwriter fees of $1,022,833 and the February 25, 2013 agreement the Company, BHN and the AQR Funds. As a result of the Extension Tender Offer, a maximum of 23,014 additional shares may be redeemed in connection with a business combination.